Exception Summary (Loan Grades)

Exception Type	Exception Grade	Exception	Open Exceptions	Cleared Exceptions	Cured Exceptions	Waived Exceptions	Unable to Clear Exceptions	Total
Comment	3	Collection Comments - Incomplete -	277	0	0	0	0	277
		Damaged Interior - Damage remains unresolved and no indication covered by insurance	35	0	0	0	0	35
		Cease and Desist Request Received From Mortgagor or 3rd Party	20	0	0	0	0	20
		Title Issue -	10	0	0	0	0	10
		Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance	7	0	0	0	0	7
		Legal Description Issue - Mortgage contained incorrect legal and no actions to correct to date	6	0	0	0	0	6
		RFD - Borrower Illness	4	0	0	0	0	4
		Mortgagor Deceased - Not clear or no information on executor/heir	3	0	0	0	0	3
		Delinquent HOA Fees	2	0	0	0	0	2
		Delinquent HOA Fees - Superlien State	2	0	0	0	0	2
		Environmental Damaged Interior - Damage remains unresolved and no indication covered by insurance	2	0	0	0	0	2
		Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair	1	0	0	0	0	1
		Mortgagor Deceased - In Probate	1	0	0	0	0	1
		Vacant Property - Unsecured	1	0	0	0	0	1
		Verbal Dispute - No indication servicer ever responded and appears issue still active	1	0	0	0	0	1
		Written Dispute - No indication servicer responded to outstanding dispute in writing	1	0	0	0	0	1
		Total Credit Grade (3) Exceptions:	373	0	0	0	0	373